Note D - Future Minimum Lease Payments (Details) $ in Thousands	Dec. 31, 2015 USD ($)
Label 0	$ 838
Label 0	551
Label 0	416
Label 0	168
Label 0	44
Label 0	10
Label 0	$ 2,027